Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Estimated Useful Lives of Assets

The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and machinery	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

Summary of Estimated Useful Lives of Aamortizable Intangible Assets

The estimated useful lives of the amortizable intangible assets for the current and comparative periods are as follows:

Category	Useful life
Customer-related intangibles	5 to 15 years
Marketing related intangibles	3 to 5 years

Schedule of Disaggregation of Revenues

The table below presents disaggregated revenues from contracts with customers by business segment, customer location and contract-type. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.

	IT Services								Products	ISRE	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
A. Revenue
Rendering of services	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	—	7,965	571,301
Sales of products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

B. Revenue by geography
India	3,868	2,295	1,006	1,690	1,392	1,534	3,095	14,880	8,154	7,965	30,999
Americas	98,428	57,204	59,262	22,739	54,679	21,541	7,694	321,547	2,112	—	323,659
Europe	46,856	7,591	17,636	29,795	16,441	18,211	7,420	143,950	2,240	—	146,190
Rest of World	24,364	6,852	10,893	18,105	3,596	4,869	14,280	82,959	2,038	—	84,997

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

C. Revenue by nature of contract
Fixed price and volume based	89,378	53,462	50,425	51,799	47,055	31,843	19,847	343,809	—	6,176	349,985
Time and materials	84,138	20,480	38,372	20,530	29,053	14,312	12,642	219,527	—	1,789	221,316
Products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845